Financial instruments: valuation - Adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Adjustments
Funding - FVA	£ 90	£ 140
Credit - CVA	390	390
Bid - Offer	113	148
Product and deal specific	119	172
Financial instruments valuation adjustments	712	850
Financial liabilities at fair value through profit or loss
Product and deal specific
Net (gains) carried forward	71	63
Net gains deferred	103	75
Net gains recognized in the income statement	£ 94	£ 100